Defined benefit scheme (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of defined benefit plans [line items]
Mortality rate description	The assumptions regarding future mortality rates are based on mortality tables published and approved by the Ministry of Finance. The mortality rate of an active participant at retirement age (67 for men, 62 for women and 65 for women born after January 1960.), is 0.6433% for men and 0.3574% for women.	The assumptions regarding future mortality rates are based on mortality tables published and approved by the Ministry of Finance. The mortality rate of an active participant at retirement age (67 for men, 62 for women and 65 for women born after January 1960.), is 0.6433% for men and 0.3574% for women.
Nominal interest rate			2.05%
Increase (decrease) discount rate	0.50%	0.50%
Rate hike expected salaries increase (decrease)	0.50%	0.50%
Vacation provision	₪ 831		$ 915
Increase (decrease) resignation rate	10.00%	10.00%
Defined Benefit Obligation [Member] | Discount Rate Increase - 0.5% [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation | ₪	₪ 232
Defined Benefit Obligation [Member] | Discount Rate Increase - 0.5% [Member] | US Dollars [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation | $		$ 75
Defined Benefit Obligation [Member] | Salaries Increase - 0.5% [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation | ₪	224
Defined Benefit Obligation [Member] | Salaries Increase - 0.5% [Member] | US Dollars [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation | $		72
Defined Benefit Obligation [Member] | Resignation Increase (decrease) - 10% [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation | ₪	₪ 162
Defined Benefit Obligation [Member] | Resignation Increase (decrease) - 10% [Member] | US Dollars [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation | $		$ 52